Note 12 - Financial Assets at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Total Fair Value [Domain Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Total financial assets at fair value through profit or loss		€ 530,713	€ 573,344
Trading Financial Assets [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Trading securities		97,986	140,720
Other trading assets	[1]	12,889	12,017
Total trading assets		110,875	152,738
Positive market values from derivative financial instruments		332,931	320,058
Total trading financial assets		443,805	472,796
Non-Trading Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Securities purchased under resale agreement		53,366	44,543
Securities borrowed		17,918	24,210
Loans		3,174	12,741
Other financial assets mandatory at fair value through profit or loss		12,443	18,951
Total non-trading financial assets mandatory at fair value through profit or loss		86,901	100,444
Designated Fair Value [Member]
Financial Assets at Fair Value through Profit and Loss [Line Items]
Loans		7	0
Other financial assets mandatory at fair value through profit or loss		0	104
Total financial assets designated at fair value through profit or loss		€ 7	€ 104

[1]	Includes traded loans of EUR12.3billion and EUR11.5billion at December 31, 2019 and 2018 respectively.